FAIR VALUE MEASUREMENTS (Details 1b) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Change in Estimated Fair Value Recognized in Results of Operations	$ (142,922)	$ (2,125,537)	$ 621,159
Revenues [Member]
Change in Estimated Fair Value Recognized in Results of Operations
Expenses [Member]
Change in Estimated Fair Value Recognized in Results of Operations	$ (142,922)	$ (2,125,537)